Debt and Capital Structure - Summary of Net Debt to Capitalization (Detail) - CAD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Borrowings [abstract]
Net debt	$ 9,591	$ 7,184	$ 6,513
Shareholders’ Equity	23,596	16,707	19,201	$ 17,468
Debt and Shareholders' Equity, Net	$ 33,187	$ 23,891	$ 25,714
Net Debt to Capitalization	29.00%	30.00%	25.00%